Quarterly Holdings Report
for
Fidelity® Japan Fund
July 31, 2025
JPN-NPRT3-0925
1.804854.121
Common Stocks - 99.7%
	Shares	Value ($)
CHINA - 0.3%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Chervon Holdings Ltd (a)	1,163,900	2,666,296
JAPAN - 98.9%
Communication Services - 7.1%
Entertainment - 3.0%
Daiichikosho Co Ltd	344,300	3,696,452
Nintendo Co Ltd	241,900	20,217,748
		23,914,200
Interactive Media & Services - 1.7%
Kakaku.com Inc	389,000	6,611,633
LY Corp	1,807,400	6,606,347
		13,217,980
Media - 0.3%
CyberAgent Inc	222,100	2,224,407
Wireless Telecommunication Services - 2.1%
SoftBank Group Corp	213,900	16,333,181
TOTAL COMMUNICATION SERVICES		55,689,768

Consumer Discretionary - 11.8%
Automobile Components - 1.9%
Denso Corp	898,000	12,183,549
Sumitomo Electric Industries Ltd	114,300	2,836,320
		15,019,869
Automobiles - 0.5%
Suzuki Motor Corp	367,600	4,039,032
Broadline Retail - 1.2%
Pan Pacific International Holdings Corp	290,200	9,709,009
Hotels, Restaurants & Leisure - 1.9%
Curves Holdings Co Ltd	975,000	4,815,300
Kyoritsu Maintenance Co Ltd (a)	419,600	10,102,378
		14,917,678
Household Durables - 4.8%
Open House Group Co Ltd	179,700	7,946,412
Sony Group Corp	1,217,000	29,272,887
		37,219,299
Leisure Products - 0.4%
Roland Corp	141,600	2,959,671
Specialty Retail - 1.1%
Fast Retailing Co Ltd	28,900	8,815,359
TOTAL CONSUMER DISCRETIONARY		92,679,917

Consumer Staples - 5.1%
Beverages - 1.2%
Asahi Group Holdings Ltd (a)	727,400	9,227,855
Consumer Staples Distribution & Retail - 0.3%
Welcia Holdings Co Ltd	142,300	2,387,747
Food Products - 1.9%
Ajinomoto Co Inc	194,100	5,135,195
Kewpie Corp	359,500	9,824,390
		14,959,585
Personal Care Products - 0.7%
Rohto Pharmaceutical Co Ltd	404,200	5,769,590
Tobacco - 1.0%
Japan Tobacco Inc	272,500	7,782,499
TOTAL CONSUMER STAPLES		40,127,276

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
ENEOS Holdings Inc	840,400	4,410,953
Financials - 15.3%
Banks - 7.5%
Mizuho Financial Group Inc	583,100	17,103,291
Sumitomo Mitsui Financial Group Inc	1,663,000	41,951,855
		59,055,146
Capital Markets - 1.5%
Integral Corp (a)	110,800	2,528,962
SBI Holdings Inc	260,700	9,684,448
		12,213,410
Financial Services - 3.0%
ORIX Corp	1,040,100	23,363,813
Insurance - 3.3%
LIFENET INSURANCE CO (a)(b)	406,600	6,158,827
Tokio Marine Holdings Inc	499,100	20,040,325
		26,199,152
TOTAL FINANCIALS		120,831,521

Health Care - 5.8%
Health Care Equipment & Supplies - 2.7%
Hoya Corp	168,600	21,271,048
Health Care Providers & Services - 0.4%
CUC Inc (a)(b)	302,100	2,324,644
EUCALIA Inc (a)(b)	93,500	594,669
		2,919,313
Pharmaceuticals - 2.7%
Daiichi Sankyo Co Ltd	649,100	15,923,676
Santen Pharmaceutical Co Ltd	478,000	5,281,383
		21,205,059
TOTAL HEALTH CARE		45,395,420

Industrials - 25.2%
Building Products - 0.3%
Nitto Boseki Co Ltd	57,600	2,519,981
Electrical Equipment - 2.1%
Fuji Electric Co Ltd	144,400	7,179,311
NIDEC CORP	502,600	9,643,027
		16,822,338
Industrial Conglomerates - 5.2%
Hitachi Ltd	1,326,800	40,600,946
Machinery - 10.1%
Ebara Corp	608,800	11,117,194
Hoshizaki Corp (a)	161,000	5,513,090
IHI Corp	106,600	11,870,634
Japan Engine Corp (a)	58,000	2,902,269
Japan Steel Works Ltd/The	88,700	5,470,802
Kawasaki Heavy Industries Ltd	105,200	7,683,077
Mitsubishi Heavy Industries Ltd	699,000	16,689,603
Nabtesco Corp (a)	155,900	2,868,011
Organo Corp	99,900	6,155,390
SMC Corp	27,400	9,534,475
		79,804,545
Professional Services - 5.5%
BayCurrent Inc	164,400	9,439,856
Funai Soken Holdings Inc	250,200	3,938,199
Gakujo Co Ltd	202,100	2,489,452
Persol Holdings Co Ltd	6,714,800	12,834,997
SIGMAXYZ Holdings Inc	583,400	4,645,256
SMS Co Ltd	238,300	2,385,599
Visional Inc (b)	97,100	7,589,873
		43,323,232
Trading Companies & Distributors - 2.0%
ITOCHU Corp	295,400	15,494,503
TOTAL INDUSTRIALS		198,565,545

Information Technology - 19.8%
Electronic Equipment, Instruments & Components - 4.2%
Daiwabo Holdings Co Ltd	201,100	3,698,151
Dexerials Corp	665,000	9,614,334
Furuya Metal Co Ltd	15,600	265,689
Hamamatsu Photonics KK	467,300	5,703,440
Ibiden Co Ltd	261,800	11,071,822
Jeol Ltd	93,400	2,672,107
		33,025,543
IT Services - 8.0%
DTS Corp	185,100	6,141,239
ExaWizards Inc (a)(b)	774,300	2,262,013
Fujitsu Ltd	925,000	20,150,123
NEC Corp	455,800	13,088,703
NSD Co Ltd	373,400	8,931,022
SCSK Corp	164,300	5,112,180
TechMatrix Corp	482,200	6,859,997
		62,545,277
Semiconductors & Semiconductor Equipment - 3.5%
Kioxia Holdings Corp (b)	363,700	5,924,193
Renesas Electronics Corp	1,415,800	17,220,465
Rohm Co Ltd	336,400	4,233,216
		27,377,874
Software - 1.6%
Appier Group Inc	268,600	2,723,657
Money Forward Inc (b)	250,800	9,918,481
		12,642,138
Technology Hardware, Storage & Peripherals - 2.5%
FUJIFILM Holdings Corp	966,400	20,045,291
TOTAL INFORMATION TECHNOLOGY		155,636,123

Materials - 6.7%
Chemicals - 6.7%
Kansai Paint Co Ltd	133,900	1,896,011
Kuraray Co Ltd (a)	652,400	8,065,933
Mitsui Chemicals Inc	210,000	4,687,868
NOF Corp	335,700	6,682,083
Resonac Holdings Corp	240,200	5,776,365
Shin-Etsu Chemical Co Ltd	620,800	17,864,712
Tokyo Ohka Kogyo Co Ltd (a)	213,300	5,842,203
Toyo Gosei Co Ltd (a)	57,900	1,948,319
		52,763,494
Real Estate - 1.6%
Hotel & Resort REITs - 0.7%
Invincible Investment Corp	13,000	5,782,000
Real Estate Management & Development - 0.9%
Relo Group Inc	612,000	7,027,724
TOTAL REAL ESTATE		12,809,724

TOTAL JAPAN		778,909,741
UNITED STATES - 0.5%
Industrials - 0.5%
Aerospace & Defense - 0.5%
Space Exploration Technologies Corp (b)(c)(d)	18,055	3,827,660
TOTAL COMMON STOCKS (Cost $564,683,364)		785,403,697

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	677,620	677,756
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	32,667,875	32,671,142
TOTAL MONEY MARKET FUNDS (Cost $33,348,897)			33,348,898

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $598,032,261)	818,752,595
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(31,045,397)
NET ASSETS - 100.0%	787,707,198

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,827,660 or 0.5% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Space Exploration Technologies Corp	2/16/21 - 5/24/22	1,151,846

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	566,579	23,173,932	23,062,755	30,917	-	-	677,756	677,620	0.0%
Fidelity Securities Lending Cash Central Fund	13,013,849	153,910,693	134,253,400	159,649	-	-	32,671,142	32,667,875	0.1%
Total	13,580,428	177,084,625	157,316,155	190,566	-	-	33,348,898

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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